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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:  811-2957

Keyco Bond Fund, Inc.

(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630

Southfield, Michigan

48034

                 (Address of principal executive offices)

           (Zip code)

Joel D. Tauber, President

Keyco Bond Fund, Inc.

27777 Franklin Road, Suite 1630

Southfield, Michigan 48034

(Name and Address of agent for service)

Registrant’s telephone number, including area code:  (248) 353-0790

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.

Table of Contents

   Page

President's Letter

3

Management’s Discussion of Fund Performance

4

Additional Information

6

Portfolio of Investments and Securities (unaudited)

9

Statement of Assets and Liabilities (unaudited)

14

Statement of Operations (unaudited)

15

Statement of Changes in Net Assets (unaudited)

16

Financial Highlights (unaudited)

17

Notes to Financial Statements (unaudited)

18

Signatures

24

EX-99.302CERT

EX-99.906CERT

Item 1.  Semi-Annual Report to Shareholders.

KEYCO BOND FUND, INC.

27777 Franklin Road - Suite 1630

Southfield, Michigan  48034

(248) 353-0790

May 24, 2018

To Our Shareholders:

We are pleased to send you this Semi-Annual Report of Keyco Bond Fund, Inc. for the six months ended March 31, 2018.  Included in this mailing are the Fund’s financial statements, Management’s Discussion of Fund Performance, Additional Information including the actions taken at the December 2017 annual meeting and the Fund’s Privacy Policy.

In November 2017, the Board of Directors declared quarterly dividends totaling $61.68 per share for the year ending September 30, 2018.  Regular dividends of $18.32 per share have been paid during the six months ended March 31, 2018.  In addition, a regular dividend of $15.42 per share was paid on May 1, 2018.  The dividend amount is subject to review and possible revision in September 2018 taking into account the actual net investment income for the year.  Dividends are paid quarterly on the last business day of January and the first business day of May, August and November.

If you have any questions concerning the Fund or the enclosed information, please call me.

On behalf of the Board of Directors,

/s/ Joel D. Tauber

Joel D. Tauber

President

Enclosures

KEYCO BOND FUND, INC.

Management’s Discussion of Fund Performance

For the Six Months Ended March 31, 2018

The Fund’s primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital.  Capital appreciation is a minor investment objective of the Fund.

Net Investment Income

The Fund’s net investment income is primarily dependent upon interest rates at the times the bonds in the portfolio were purchased.

Net investment income for the six-month period was $405,196 or $32.70 per share compared with $390,913 or $31.55 per share last year.  Interest income continued to decline as bonds purchased provide less income than those they replaced.  However, expenses for the period were $33,073 less than the prior year, primarily due to a special payment of $35,000 approved by the Board of Directors for unusual and non-recurring services that was paid in the prior year.

As of March 31, 2018, the weighted average annual yield on the Fund’s portfolio was 4.23% based on cost and 4.17% based on market value.

Valuation of Bonds and Net Asset Value

Because the municipal bonds in the Fund’s portfolio are not actively traded and market quotations are not readily available, the bonds are stated at fair value.  The fair value for each bond is provided by the Fund’s custodian, who uses an evaluation methodology.

The Fund’s net asset value is calculated by subtracting the Fund’s liabilities from its assets.  The valuation of the Fund’s most significant assets, its bond portfolio, is affected by market interest rates and maturity and call dates.  When market rates increase, the value of the bond portfolio decreases.  When market rates decrease, the value of the bond portfolio increases.  Longer maturity dates magnify the effect of interest rate changes.

During the reporting period, municipal bond interest rates increased but remain less than the rates for the bonds being replaced.

The net asset value of the Fund was $25,338,228 or $2,045.05 per share at March 31, 2018, a decrease of $147,705 or $11.93 per share from September 30, 2017.  This change was the result of an increase in undistributed income of $178,211, reduction in accumulated net realized loss from investments of $16,184 and a decrease in unrealized appreciation of investments of $342,100.

KEYCO BOND FUND, INC.

Management’s Discussion of Fund Performance

For the Six Months Ended March 31, 2018

The weighted average maturity was 15.6 years, an increase from the prior year-end weighted average maturity of 14.5 years.

Asset Allocation

The bond portfolio is allocated by state as follows:

Other

During the period, six bonds were called or matured for total proceeds of $1,520,000.  Cash from these dispositions was reinvested in bonds to mature in one to 25 years.  Portfolio turnover was 6.1%

KEYCO BOND FUND, INC.

Additional Information

March 31, 2018

RESULTS OF MEETING OF SHAREHOLDERS

The annual meeting of shareholders was held on Friday, December 15, 2017.  The results of the votes taken on the proposals before the shareholders are reported below.  Each vote represents one share held on the record date for the meeting.

Item 1.	Election of Directors
			Number of Shares
	Nominee		For	Withheld Authority

	Mark E. Schlussel		12,356	0
	Steve Milgrom		12,356	0
	Thomas E. Purther		12,356	0
	Ellen T. Horing		12,356	0
	Michael Pullman		12,356	0

Item 2.	Ratify the selection of registered independent accountants

	Ratify the selection of Sanville & Company as the Fund’s registered independent public accountants for the year ending September 30, 2018
			Number of Shares

		For	12,356
		Against	0
		Abstain	0

KEYCO BOND FUND, INC.

Additional Information - Continued

March 31, 2018

Item 3.	Approve, by non-binding vote, executive compensation

	Approve, by non-binding vote, executive compensation for the Fund’s named executive officers as set forth in the proxy statement for the annual meeting
		Number of Shares

	For	12,356
	Against	0
	Abstain	0

Item 4.	Recommend, by non-binding vote, frequency of executive compensation vote

	Recommend, by non-binding vote, the frequency of shareholder advisory votes on the compensation of the Fund’s named executive officers
		Number of Shares

	Every three years	11,500
	Every two years	0
	Every year	0
	Abstain	856

KEYCO BOND FUND, INC.

Additional Information - Continued

March 31, 2018

OBTAINING QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Forms N-Q are available on the SEC’s web site at http://www.sec.gov.  The Fund’s Form N-Q may be viewed and copied at the SEC’s Public Reference Room in Washington DC.  Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.  For a complete list of the Fund’s portfolio holdings, a copy of the Fund’s most recent quarterly holding report, semi-annual report, or annual report may be requested by writing Keyco Bond Fund, Inc., 27777 Franklin Road, Suite 1630, Southfield, MI  48034.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES AND RECORDS

The Fund has not adopted policies and procedures with respect to voting proxies because the Fund does not invest in voting securities.  The Fund has not voted any proxies.

Keyco Bond Fund, Inc.

Portfolio of Investments and Securities

March 31, 2018 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 98.0%	Amount	Value

Michigan - 35.0%
Bay City, Michigan, School District, 3.5%, November 1, 2034 (Q-SBLF
enhanced)	$ 400,000	$ 400,208
Berkley, Michigan, School District, 4%, May 1, 2040 (Q-SBLF enhanced)	500,000	515,540
Escanaba, Michigan, Area Public Schools, 3.25%, May 1, 2028
(Q-SBLF enhanced)	400,000	404,400
Fowlerville, Michigan, Community Schools, 3%, May 1, 2025
(Q-SBLF enhanced)	500,000	507,685
Gibraltar, Michigan School District, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	287,335
Macomb Interceptor Drain, Drainage District, County of Macomb, Michigan,
4%, May 1, 2036	500,000	529,265
Michigan Municipal Bond Authority, Revenue, Clean Water, State
Revolving Fund, 5%, October 1, 2022	45,000	45,113
Michigan State Building Authority, Revenue, 5%, October 15, 2029	250,000	282,110
Michigan State Building Authority, Revenue, 4%, October 15, 2036	350,000	364,910
Michigan State Building Authority, Revenue, 4%, April 15, 2040	250,000	258,045
Michigan State Building Authority, Revenue, 5%, October 15, 2045	325,000	362,040
Michigan State Housing Development Authority, Rental Housing
Revenue, Series A-2, 4.5%, October 1, 2036	500,000	517,165
Michigan State Housing Development Authority, Rental Housing
Revenue, Series A, 4.625%, October 1, 2039	500,000	519,525
Michigan State University, General Revenue, Stepped Coupon, 3%,
August 15, 2045	500,000	490,805
Rockford, Michigan, Public Schools, 5%, May 1, 2028 (AGM insured,
Q-SBLF enhanced) (Pre-refunded)	400,000	401,092
Rockford, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)	800,000	824,808
University of Michigan, Revenue, 4%, April 1, 2043	250,000	266,550
Walled Lake, Michigan, Consolidated School District, 5%, May 1, 2037
(Q-SBLF enhanced)	485,000	539,737
Warren Woods, Michigan, Public Schools, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	282,680
Wayland, Michigan, Union School District, 5%, May 1, 2026 (AGM
insured, Q-SBLF enhanced) (Pre-refunded)	650,000	651,722
Woodhaven-Brownstown, Michigan, School District, 5%, May 1, 2040
(Q-SBLF enhanced)	375,000	421,001
		8,871,736
Alabama - 0.8%
Birmingham, Alabama, Capital Improvement, 4.5%, December 1, 2029
(AMBAC insured)	195,000	195,415

Keyco Bond Fund, Inc.

Portfolio of Investments and Securities - Continued

March 31, 2018 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 98.0%	Amount	Value

Arizona - 3.6%
Arizona Board of Regents, University of Arizona System, Revenue, 5%,
June 1, 2038	$ 250,000	$ 276,758
Arizona Board of Regents, University of Arizona System, Revenue, 4%,
June 1, 2045	250,000	260,423
Mesa, Arizona, Utility System, Revenue, 5%, July 1, 2035	350,000	379,942
		917,123
Arkansas - 1.9%
Rogers, Arkansas, Sales and Use Tax, Revenue, 3%, November 1, 2018	150,000	151,220
South Conway County School District No. 17, Arkansas, 3.75%, June 1, 2045	335,000	336,082
		487,302
Georgia - 3.2%
Georgia State Housing and Finance Authority, 3.5%, December 1, 2030	300,000	303,912
Georgia State Housing and Finance Authority, 3.45%, December 1, 2032	500,000	506,440
		810,352
Hawaii - 5.2%
Honolulu, Hawaii, City and County Wastewater System Revenue,
Series A, 5%, July 1, 2041	250,000	274,930
Hawaii State, Series DN, 5.5%, August 1, 2028 (Pre-refunded)	335,000	339,254
Hawaii State, Series DN, 5.5%, August 1, 2028 (Pre-refunded)	165,000	167,150
Hawaii State, Series FG, 4%, October 1, 2036	500,000	527,640
		1,308,974
Illinois - 4.8%
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%,
December 1, 2027 (AGM insured)	470,000	481,214
Illinois Finance Authority, 4%, October 1, 2033	250,000	259,668
Rock Island County, Illinois, Public Building Revenue, 4%,
December 1, 2045	475,000	481,935
		1,222,817
Indiana- 2.0%
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 1, 2030	350,000	367,115
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 1, 2030 (Pre-refunded)	130,000	136,911
		504,026
Maine - 0.2%
Maine State Housing Authority, Mortgage Purchase, Revenue,
Series A-2, 4.5%, November 15, 2034	45,000	47,392

Keyco Bond Fund, Inc.

Portfolio of Investments and Securities - Continued

March 31, 2018 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 98.0%	Amount	Value

Massachusetts - 2.1%
Lawrence, Massachusetts, State Qualified, 5%, April 1, 2027 (AMBAC
insured) (Pre-refunded)	$ 445,000	$ 445,000
Lawrence, Massachusetts, State Qualified, 5%, April 1, 2027 (AMBAC
insured) (Pre-refunded)	55,000	55,000
Massachusetts State Housing Finance Agency, 3.35%, December 1, 2028	25,000	25,446
		525,446
Nebraska - 1.0%
Omaha, Nebraska, Sanitary Sewer, Revenue, 4.25%, November 15, 2038	250,000	260,715

New Hampshire - 3.6%
New Hampshire Municipal Bond Bank, 2016 Series D, 4%, August 15, 2039	875,000	919,432

New Jersey - 1.8%
New Jersey State Educational Facilities Authority, Revenue, 7.5%, December 1,
2032 (Pre-refunded)	420,000	447,321

New York - 9.7%
New York, New York City, Transitional Finance Authority, Revenue, 4%,
August 1, 2035	275,000	288,497
New York, New York City, Transitional Finance Authority, Revenue, 4%,
August 1, 2037	250,000	260,423
New York, New York City, Transitional Finance Authority, Revenue, 4%,
August 1, 2041	335,000	346,507
New York, New York City, Transitional Finance Authority, Building
Aid, Revenue, 4%, July 15, 2040	250,000	258,615
New York, New York, City Municipal Water Finance Authority, Water
and Sewer System Revenue, Series DD, 5.625%, June 15, 2028 (Pre-refunded)	500,000	504,130
New York, New York, City Municipal Water Finance Authority, Water
and Sewer System Revenue, Fiscal 2016 Subseries CC-1, 4%, June 15, 2038	75,000	78,362
New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds, Revenue, 4%, June 15, 2046	500,000	524,580
New York State Mortgage Agency, 3.1%, April 1, 2028	200,000	200,918
		2,462,032
North Dakota - 0.4%
North Dakota, State, North Dakota Housing Finance Agency, Series B,
Housing Finance Program, 3.05%, January 1, 2025	100,000	101,535

Keyco Bond Fund, Inc.

Portfolio of Investments and Securities - Continued

March 31, 2018 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 98.0%	Amount	Value

Ohio - 1.4%
Fairborn, Ohio, City School District, 4%, December 1, 2043	$ 345,000	$ 355,322

Pennsylvania - 5.1%
Pennsylvania State, Series 1, 4%, June 15, 2033	550,000	570,779
Pennsylvania State, Second Series, 4%, August 15, 2035	500,000	520,380
West View, Pennsylvania, Water Authority, Revenue, 4%, November 15, 2039	200,000	208,266
		1,299,425
Texas - 9.9%
Texas A & M University, Revenue Financing System, Series B, 4.75%,
May 15, 2032	400,000	425,336
Corpus Christi, Texas, Independent School District, 4%, August 15, 2034
(Texas Permanent School Fund guarantee)	250,000	267,260
Crosby, Texas, Independent School District, 5%, February 15, 2043
(Texas Permanent School Fund guarantee)	250,000	278,013
Denton, Texas, Independent School District, 5%, August 15, 2018
(Texas Permanent School Fund guarantee)	125,000	126,568
Prosper, Texas, 4%, February 15, 2035	265,000	278,470
Texas State Transportation Commission Mobility Fund, 4.5%, April 1, 2032
(Pre-refunded)	55,000	55,000
Texas State Transportation Commission Mobility Fund, 4.5%, April 1, 2032
(Pre-refunded)	565,000	565,000
University of Houston, Texas, Revenue, 3%, February 15, 2028	340,000	342,363
Waco, Texas, 3.125%, February 1, 2036	180,000	173,651
		2,511,661
Utah - 1.6%
Utah State Building Authority, Lease Revenue, State Facilities Master
Lease, 5%, May 15, 2030 (Pre-refunded)	400,000	414,760

Virginia - 2.2%
Richmond, Virginia, Public Utility, Revenue, 5%, January 15, 2043	250,000	276,220
Virginia College, Building Authority, Series, B, 4%, February 1, 2028	250,000	268,905
		545,125

Washington - 2.5%
University of Washington, Revenue, 4.5%, April 1, 2035	330,000	349,318
Washington State, Motor Vehicle Fuel Tax, Series B-1, 5%, August 1, 2041	250,000	269,498
		618,816

Total long-term state and municipal obligations - 98.0%		24,826,727

Keyco Bond Fund, Inc.

Portfolio of Investments and Securities - Continued

March 31, 2018 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 98.0%	Amount	Value

Money Market Fund - 0.6%	Shares
Goldman Sachs Financial Square Government Fund, 1.44%* (Cost $158,971)	158,971	$ 158,971

Total investments - 98.6%		24,985,698

Other assets less liabilities, net - 1.4%		352,530

Net assets (100%)		$ 25,338,228

* Seven-day yield.

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Statement of Assets and Liabilities

March 31, 2018 (unaudited)

Assets
Investments in securities, at fair value (cost $24,432,094)	$ 24,826,727
Money market fund (cost $158,971)	158,971
Cash	27,226
Interest receivable	336,575
Other	475
Total assets	25,349,974

Liabilities
Accrued expenses	3,470
Capital shares redeemed	8,276
Total liabilities	11,746
Net Assets	$ 25,338,228

Net Assets consist of:
Capital stock, $2.04 par value; 29,411 shares authorized;
12,390 shares issued and outstanding	$ 25,276
Additional paid-in capital	728,728
Retained earnings prior to July 1, 1979	24,024,284
Accumulated undistributed net investment income	206,597
Accumulated net realized loss from investments	(41,290)
Net unrealized appreciation of investments	394,633
Net Assets	$ 25,338,228

Net Asset Value per share
($25,338,228 / 12,390 shares outstanding)	$ 2,045.05

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Statement of Operations

For the Six Months Ended March 31, 2018 (unaudited)

Interest income		$465,865

Expenses
Administration fees (Note 5)	$25,000
Professional fees	22,404
Custodial fee	6,881
Directors' fees	4,500
Insurance	475
Miscellaneous	1,409
Total expenses		60,669
Net investment income		405,196

Realized and unrealized gain (loss) on investments
Realized gain on investments		16,184
Net change in unrealized appreciation (depreciation) of investments		(342,100)
Net realized and unrealized gain (loss) on investments		(325,916)

Net increase in net assets resulting from operations		$79,280

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Statement of Changes in Net Assets

	Six Months
	Ended	Year
	March 31,	Ended
	2018	Sept. 30,
	(unaudited)	2017

Increase (decrease) in net assets from operations
Net investment income	$ 405,196	$ 820,144
Net realized gain on investments	16,184	16,640
Changes in unrealized appreciation (depreciation) of investments	(342,100)	(640,922)
Net increase in net assets resulting from operations	79,280	195,862

Distributions to shareholders
From net investment income	(226,985)	(819,846)

Total increase (decrease) in net assets	(147,705)	(623,984)

Net Assets
Beginning of year	25,485,933	26,109,917
End of period (including undistributed net investment
income of $206,597 and $28,386, respectively)	$25,338,228	$25,485,933

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Financial Highlights

	Six Months
	Ended
	3/31/2018		Years Ended September 30
	(unaudited)		2017	2016		2015 (d)	2014 (d)

Per share operating performance

Net asset value, beginning of period	$2,056.98		$2,107.34	$2,083.61		$2,098.45	$2,031.10

Net investment income	32.70		66.20	48.85	(e)	69.14	72.19
Net realized and unrealized gain (loss)
on investments	(26.31)		(50.39)	40.28		(14.92)	66.65
Total from investment operations	6.39		15.81	89.13		54.22	138.84

Less distributions from
Net investment income	(18.32)		(66.17)	(65.40)		(69.06)	(71.40)
Net realized gain on investments	(0.00)		(0.00)	(0.00)		(0.00)	(0.09)
Total distributions	(18.32)		(66.17)	(65.40)		(69.06)	(71.49)

Net asset value, end of period	$2,045.05		$2,056.98	$2,107.34		$2,083.61	$2,098.45

Total return per share net asset value (a)	0.3%		0.8%	4.3%		2.6%	6.8%

Ratios and supplemental data

Net assets, end of period (in 000s)	$ 25,338		$ 25,486	$ 26,110		$ 25,816	$ 26,071
Ratio of net investment income to average
net assets	3.2%	(b)	3.2%	2.3%	(e)	3.3%	3.5%
Ratio of expenses to average net assets	0.5%	(b)	0.5%	0.4%		0.5%	0.4%
Portfolio turnover rate	6.1%	(c)	19.2%	10.4%		13.7%	12.9%

(a)

Total return in the table above represents the rate that the investor would have earned or lost on an investment in the Fund if there were reinvestment of dividends.

(b)

Annualized

(c)

Not annualized

(d)

On May 5, 2015, the Fund implemented a 1 for 102 reverse stock split.  Net asset value and per share information through May 4, 2015 have been updated to reflect the effect of the split.  Shareholders received one share for every 102 shares owned and the net asset value per share increased accordingly.

(e)

During fiscal year 2016, the Fund changed accounting methods which impacted the timing of revenue recognition.  The Fund recognized a net reduction of $288,568 in income that year.

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Notes to Financial Statements

March 31, 2018 (unaudited)

1.

Organization

Keyco Bond Fund, Inc. (the “Fund”) has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.  The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979.  Management intends to distribute to the shareholders substantially all earnings from that date.  The Fund’s primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital.

2.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuations

Processes and Structure

The Fund’s Board of Directors has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  Generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.  The three levels of inputs are as follows:

•

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instruments on an active market, prices for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

•

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

March 31, 2018 (unaudited)

2.

Significant Accounting Policies – Continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major category of assets measured at fair value on a recurring basis is as follows.  The fair value of the long-term state and municipal obligations is estimated using various techniques which may include information from actual trades for active issues.  Evaluations are also based on reviews of current economic conditions, trading levels, spread relationships and the slope of the yield curve.  Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability.  To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Financial Instruments – Assets
	Level 1	Level 2	Level 3	Fair Value

Long-term state and municipal obligations**	$ -	$ 24,826,727	$ -	$ 24,826,727
Money market fund	158,971	-	-	158,971
Total	$ 158,971	$ 24,826,727	$ -	$ 24,985,698

The Fund did not hold any Level 3 assets during the six-month period ended March 31, 2018.  There were no significant transfers into or out of Level 1 or Level 2 during the period.  It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

**Refer to Portfolio of Investments in Securities for nature and risk of municipal bonds held by the Fund.

Income Taxes

Federal Income Taxes

It is the Fund’s intention to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders.  Therefore, no federal income tax provision is recorded.

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

March 31, 2018 (unaudited)

2.

Significant Accounting Policies – Continued

The cost of securities for federal income tax purposes is expected to approximate the cost for financial statement purposes.  The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  The unrealized appreciation (depreciation) as of March 31, 2018 was as follows:

Gross unrealized appreciation	$ 517,656
Gross unrealized depreciation	(123,023)
Net unrealized appreciation	$ 394,633

The Fund’s accumulated capital loss carryforward qualifies to be carried forward for an unlimited period and will be used to offset any capital gains realized in future years.  The Fund will not make distributions from capital gains while a capital loss carryforward remains.

Michigan Corporate Income Tax

It has been determined that the Fund has no liability for the Michigan Corporate Income Tax which became effective January 1, 2012.

The Fund’s management has reviewed all open tax years for federal and State of Michigan tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.  There are no unrecognized tax benefits in the financial statements for March 31, 2018.  The Fund’s tax returns are subject to examination for federal purposes for three years from the date of filing and for State purposes for four years from the date of filing.  The Fund has not been subject to interest and/or penalties on its tax return filings.

Security Transactions and Related Income

The Fund follows industry practice and records security transactions on the trade date.  Cost of securities sold is determined by specific identification.  Distributions to shareholders are recorded on the ex-dividend date.  Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the constant yield method.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

3.

Purchases and Dispositions of Securities

The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $2,448,327 and $1,520,000, respectively, for the six months ended March 31, 2018.

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

March 31, 2018 (unaudited)

4.

Portfolio Management

The Fund does not retain the services of an investment adviser or a third-party portfolio manager.  The Fund, acting through its officers and with the review provided by the Board of Directors, makes investment decisions internally.

5.

Related Party Transactions

Administration fees incurred include $25,000 for accounting, administrative and general office support services provided by an entity owned by an officer of the Fund.  The agreement is reviewed and renewed annually by the Fund’s Directors.

6.

Risks and Uncertainties

The Fund invests in municipal bonds.  Municipal bonds are exposed to various risks such as interest rate, market and credit risks.  Due to the level of risk associated with investments in municipal bonds, it is possible that changes in the values of the bonds will occur in the near term and that such changes could materially affect the amounts reported in the Statement of Assets and Liabilities.  The ability of issuers of debt instruments held by the Fund to meet their obligations may also be affected by economic and political developments in a specific state or region.

7.

Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.

Subsequent Events

Management has evaluated the impact of all subsequent events through the date these financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Item 2.  Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.  Audit Committee of Listed Registrant.

Not applicable to this semi-annual filing and also because registrant’s shares are not listed for trading on a national securities exchange.

Item 6.  Schedule of Investments.

This Schedule is included as part of the Semi-Annual Report to Shareholders filed under Item 1 hereof.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the registrant invests exclusively in non-voting portfolio securities.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this semi-annual filing.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases by or on behalf of the registrant or any “affiliated purchaser” of shares of the registrant’s equity securities during the period covered by this report.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 11.  Controls and Procedures.

(a)

Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

(a)(3)

Not applicable.

(b)

Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By: _/s/ Joel D. Tauber   ________________

        Joel D. Tauber, President

Date:  May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  _/s/ Joel D. Tauber__________________

        Joel D. Tauber, President

By:  _/s/ Ellen T. Horing_________________

        Ellen T. Horing, Treasurer

Date:  May 24, 2018

EXHIBIT INDEX

Exhibit No.

Description

EX.99.302CERT (a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

EX.99.906CERT (b)

Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.